As filed with the Securities and Exchange Commission on July 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Internet - Commerce - 24.2%
57,650	Bottomline Technologies, Inc. *	$1,498,900
30,000	Ctrip.com International Ltd. - ADR *^	1,350,000
46,121	Digital River, Inc. *	1,501,239
34,000	eBay Inc. *	1,059,780
94,000	Expedia, Inc.	2,632,940
4,500	Netflix, Inc. *(a)	1,218,600
10,000	New Oriental Education & Technology Group, Inc. - ADR *^	1,158,200
19,094	Shutterfly, Inc. *(a)	1,157,478
		11,577,137
	Internet - Infrastructure - 44.7%
7,000	Apple Computer, Inc. *	2,434,810
33,200	Ariba Inc. *	1,113,528
14,700	athenahealth Inc. *(a)	658,119
42,000	Broadcom Corporation - Class A	1,511,160
74,000	Cisco Systems, Inc.	1,243,200
39,350	Cypress Semiconductor Corp. *	921,577
51,250	LogMeIn, Inc. *	2,230,400
25,500	Netlogic Microsystems Inc. *	977,160
54,800	NetScout Systems, Inc. *	1,271,360
600,558	Openwave Systems Inc. *	1,459,356
22,000	Red Hat, Inc. *	959,200
7,000	Salesforce.com, Inc. *(a)	1,065,820
39,596	SanDisk Corporation *	1,881,602
67,447	Sourcefire Inc. *	1,801,509
17,700	SuccessFactors, Inc. *	620,739
100,000	TriQuint Semiconductor, Inc. *	1,295,000
		21,444,540
	Internet - Media - 30.1%
15,000	Baidu.com, Inc. - ADR *^	2,035,650
43,257	Geeknet, Inc. *	1,283,008
4,000	Google Inc. *	2,116,080
491,951	Hollywood Media Corp. *	792,041
50,000	IAC/InterActiveCorp. *	1,839,000
14,150	SINA Corporation *^(a)	1,680,878
40,000	Tencent Holdings Limited (HK)	1,152,728
29,900	WebMD Health Corp. *	1,425,632
125,874	Yahoo! Inc. *	2,083,215
		14,408,232
	TOTAL COMMON STOCKS (Cost $28,224,312)	47,429,909

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited), Continued

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.8%
	U.S. Treasury Bills - 0.8%
$200,000	0.08%, 06/30/2011	$199,987
200,000	0.04%, 08/25/2011	199,980

	TOTAL SHORT TERM INVESTMENTS (Cost $399,938)	399,967

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 0.4%
	Commercial Paper - 0.4%
702,887	Ottimo Funding LLC, 4.71%, Due 10/27/11(b)	181,429
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $702,887)	181,429

	TOTAL INVESTMENTS (Cost $29,327,137) - 100.2%	48,011,305
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)	(98,940)
	TOTAL NET ASSETS - 100.0%	$47,912,365

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob Funds' Board of Directors.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$11,577,137	$-	$-	$11,577,137
Internet - Infrastructure	21,444,540	-	-	21,444,540
Internet - Media	14,408,232	-	-	14,408,232
Total Common Stock	47,429,909	-	-	47,429,909

Short Term Investments
U.S. Treasury Bills	-	399,967	-	399,967
Total Short Term Investments	-	399,967	-	399,967

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	181,429	181,429
Total Investments Purchased With Cash Proceeds From Securities Lending	-	-	181,429	181,429

Total Investments in Securities	$47,429,909	$399,967	$181,429	$48,011,305

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2010	$193,118
Accrued discounts/premiums	-
Realized gain (loss)	(694)
Change in unrealized appreciation (depreciation)	24,660
Purchases	-
Sales	(35,655)
Transfers in and/or out of Level 3 *	-
Balance as of May 31, 2011	$181,429

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Jacob Small Cap Growth Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.9%
	Accommodation & Food Services - 4.7%
4,500	Home Inns & Hotels Management, Inc - ADR *^	$183,915
10,000	7 Days Group Holdings Ltd. - ADR *^	199,100
		383,015
	Arts, Entertainment, and Recreation - 1.3%
100,000	DHX Media Ltd. *	108,550

	Financials - 2.8%
18,000	Noah Holdings Ltd. - ADS *^	231,120

	Health Care Services & Supplies - 4.5%
32,000	Delcath Systems Inc. *	193,600
3,500	IPC The Hospitalist Co*	177,730
		371,330
	Internet Services - 15.3%
5,000	Digital River, Inc.*	162,750
8,500	LogMeIn, Inc.*	369,920
3,300	Shutterfly, Inc.*	200,046
2,350	SINA Corporation*^	279,156
5,100	WebMD Health Corp.*	243,168
		1,255,040
	Oil & Gas - Exploration & Production - 16.7%
200,000	Bowood Energy Inc.*	98,513
13,000	Brigham Exploration Company *	404,820
20,000	DeeThree Exploration Ltd. *	92,481
9,000	Oasis Petroleum Inc. *	272,250
140,000	Primary Petroleum Corp.*	97,199
8,200	Rosetta Resources, Inc.*	403,030
		1,368,293
	Pharmaceuticals - 26.8%
38,589	Achillion Pharmaceuticals Inc.*	289,032
50,000	AEterna Zentaris Inc. *^	127,000
25,000	Amarin Corporation PLC - ADR *^	476,750
38,000	Exact Sciences Corp. *	283,480
22,000	Keryx Biopharmaceuticals, Inc.*	119,240
14,000	MAP Pharmaceuticals Inc.*	237,860
24,000	Rigel Pharmaceuticals, Inc.*	199,200
37,000	Synta Pharmaceuticals Corp. *	210,900
32,000	Trius Therapeutics, Inc. *	255,040
		2,198,502
	Semiconductors - 6.6%
6,700	Cypress Semiconductor Corporation*	156,914
4,000	Netlogic Microsystems Inc.*	153,280
18,000	TriQuint Semiconductor, Inc.*	233,100
		543,294
	Software - 14.2%
5,400	Ariba Inc. *	181,116
2,400	athenahealth Inc.*	107,448
9,650	Bottomline Technologies, Inc.*	250,900
8,800	Netscout Systems, Inc.*	204,160
12,000	Sourcefire Inc.*	320,520
3,000	SuccessFactors, Inc.*	105,210
		1,169,354
	TOTAL COMMON STOCKS (Cost $5,586,780)	7,628,498

JACOB SMALL CAP GROWTH FUND
Schedule of Investments
May 31, 2011 (Unaudited), Continued

Shares/Principal
Amount		Value
	Warrants - 0.0%
2,030	GreenHunter Energy, Inc.*(a)	$203
	Total Warrants (Cost $0)	203

	SHORT TERM INVESTMENTS - 1.2%
	U.S. Treasury Bills - 1.2%
$50,000	0.08%, 06/30/2011	49,997
50,000	0.04%, 08/25/2011	49,995

	TOTAL SHORT TERM INVESTMENTS (Cost $99,985)	99,992

	TOTAL INVESMENTS (Cost $5,686,765) - 94.1%	7,728,693
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%	481,346
	TOTAL NET ASSETS - 100.0%	$8,210,039

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Illiquid security - acquired through private placement.
ADR	American Depositary Receipt.
ADS	American Depositary Share.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Accommodation & Food Service	$383,015	$-	$-	$383,015
Arts, Entertainment, and Recreation	108,550	-	-	108,550
Financials	231,120	-	-	231,120
Health Care Services and Supplies	371,330	-	-	371,330
Internet Services	1,255,040	-	-	1,255,040
Oil & Gas-Exploration & Production	1,368,293	-	-	1,368,293
Pharmaceuticals	2,198,502	-	-	2,198,502
Semiconductors	543,294	-	-	543,294
Software	1,169,354	-	-	1,169,354
Total Common Stock	7,628,498	-	-	7,628,498

Short Term Investments
U.S. Treasury Bills	-	99,992	-	99,992
Total Short Term Investments	-	99,992	-	99,992

Warrants	-	203	-	203

Total Investments in Securities	$7,628,498	$100,195	$-	$7,728,693

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Air Freight & Logistics - 8.1%
3,000	C.H. Robinson Worldwide, Inc.	$240,660
4,500	Expeditors International of Washington, Inc.	237,690
6,000	United Parcel Service, Inc. (UPS) - Class B	440,940
		919,290
	Beverages - 12.6%
5,000	Anheuser-Busch InBev NV - ADR^	302,400
7,800	The Coca-Cola Company	521,118
3,000	Diageo plc - ADR^	255,270
5,000	PepsiCo, Inc.	355,600
		1,434,388
	Commercial Banks - 3.2%
20,000	Banco Latinoamericano de Comercio Exterior SA^	361,200
	Commercial Services & Supplies - 4.9%
2,400	The Sherwin-Williams Company	210,816
10,000	Verisk Analytics, Inc. - Class A*	340,500
		551,316
	Consumer Finance - 5.9%
6,000	American Express Company	309,600
4,500	Visa Inc. - Class A	364,770
		674,370
	Education - 3.4%
3,300	New Oriental Education & Technology Group, Inc. - ADR*^	382,206
	Food & Staples Retailing - 6.4%
3,500	Costco Wholesale Corporation	288,680
8,000	Wal-Mart Stores, Inc.	441,760
		730,440
	Food Products - 6.0%
6,000	Mead Johnson Nutrition Company	406,740
8,400	Unilever NV - NY Shares ^	274,344
		681,084
	Health Care Equipment & Supplies - 5.8%
3,000	Becton Dickinson & Company	262,650
3,600	C. R. Bard, Inc.	402,408
		665,058
	Hotels, Restaurants & Leisure - 2.5%
3,500	McDonald's Corporation	285,390
	Household Products - 1.8%
3,000	The Procter & Gamble Company	201,000
	Insurance - 7.3%
2	Berkshire Hathaway Inc. - Class A*	237,550
6,000	The Chubb Corporation	393,540
3,000	Torchmark Corporation	198,900
		829,990
	Machinery - 1.2%
2,063	WABCO Holdings Inc.*	141,418

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited), Continued

Shares/Principal
Amount		Value
	Oil, Gas & Consumable Fuels - 7.9%
4,500	Exxon Mobil Corporation	$375,615
12,000	Southwestern Energy Company*	525,240
		900,855
	Pharmaceuticals - 3.1%
9,000	Sanofi-Aventis - ADR^	356,490

	Real Estate Investment Trusts (REITs) - 12.1%
22,800	Annaly Capital Management Inc.	413,364
60,000	Anworth Mortgage Asset Corporation	435,000
15,000	Cypress Sharpridge Investments, Inc	192,600
40,000	MFA Financial, Inc.	329,600
		1,370,564
	Software - 1.7%
5,000	MSCI Inc. - Class A*	188,850

	Textiles, Apparel & Luxury Goods - 1.8%
2,400	Nike, Inc. - Class B	202,680
	TOTAL COMMON STOCKS (Cost $8,612,242)	10,876,589

	SHORT TERM INVESTMENTS - 0.2%
	U.S. Treasury Bills - 0.2%
$15,000	0.04%, 08/25/2011	14,999

	TOTAL SHORT TERM INVESTMENTS (Cost $14,997)	14,999
	TOTAL INVESTMENTS (Cost $8,627,239) - 95.9%	10,891,588
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%	470,498
	TOTAL NET ASSETS - 100.0%	$11,362,086

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporations own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$919,290	$-	$-	$919,290
Beverages	1,434,388	-	-	1,434,388
Commercial Banks	361,200	-	-	361,200
Commercial Services & Supplies	551,316	-	-	551,316
Consumer Finance	674,370	-	-	674,370
Education	382,206	-	-	382,206
Food & Staples Retailing	730,440	-	-	730,440
Food Products	681,084	-	-	681,084
Health Care Equipment & Supplies	665,058	-	-	665,058
Hotels, Restaurants & Leisure	285,390	-	-	285,390
Household Products	201,000	-	-	201,000
Insurance	829,990	-	-	829,990
Machinery	141,418	-	-	141,418
Oil, Gas & Consumable Fuels	900,855	-	-	900,855
Pharmaceuticals	356,490	-	-	356,490
Real Estate Investment Trusts	1,370,564	-	-	1,370,564
Software	188,850	-	-	188,850
Textiles, Apparel & Luxury Goods	202,680	-	-	202,680
Total Common Stock	10,876,589	-	-	10,876,589

Short Term Investments
U.S. Treasury Bills	-	14,999	-	14,999
Total Short Term Investments	-	14,999	-	14,999

Total Investments in Securities	$10,876,589	$14,999	$-	$10,891,588

*There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments                                                                $ 29,327,137
Gross unrealized appreciation                                                  21,109,189
Gross unrealized depreciation                                                   (2,425,021)
Net unrealized appreciation                                                   $ 18,684,168

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments                                                                $  5,686,765
Gross unrealized appreciation                                                   2,180,951
Gross unrealized depreciation                                                    (139,023)
Net unrealized appreciation                                                  $  2,041,928

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments                                                                $  8,627,239
Gross unrealized appreciation                                                   2,301,349
Gross unrealized depreciation                                                      (37,000)
Net unrealized appreciation                                                  $  2,264,349

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

In March 2008, accounting standards regarding disclosures about derivative instruments and hedging activity standards were issued. These standards are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  These standards do not have any impact on the Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date July 27, 2011

By (Signature and Title) /s/Francis Alexander
                                                               Francis Alexander, Treasurer

Date July 28, 2011